UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant’s telephone number, including area code:  877.244.6235

Date of fiscal year end:   11/30/2020

Date of reporting period: 02/29/2020

Item 1.   Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 21.74%

Commercial Services - 0.56%
Hill International Inc. (a) (b)	15,000	$47,250

Healthcare - Products - 7.33%
Alphatec Holdings, Inc. (a) (b)	70,000	409,500
CytoSorbents Corp. (a) (b)	35,000	211,050
		620,550
Healthcare - Services - 11.78%
Catasys, Inc. (a) (b)	66,000	997,920

Household Products & Wares - 2.07%
Cronos Group Inc. (a) (b)	30,000	175,500

TOTAL COMMON STOCKS (Cost $1,072,800)		1,841,220

EXCHANGE-TRADED FUND - 101.92%

Equity Fund - 101.92%
iShares Russell 2000 ETF (b)	59,000	8,633,470

TOTAL EXCHANGE-TRADED FUND (Cost $7,835,669)		8,633,470

OPTIONS PURCHASED (Cost $43,284) - 3.49% (c)		295,800

SHORT-TERM INVESTMENT - 2.64%
Federated Government Obligations Fund - Institutional Class, 1.46% (d)	223,701	223,701
TOTAL SHORT-TERM INVESTMENT (Cost $223,701)		223,701

TOTAL INVESTMENTS (Cost $9,175,454) – 129.79%		$10,994,191

OPTIONS WRITTEN (Proceeds $3,212,824) - (32.46%) (e)		(2,749,928)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.67%		226,580

NET ASSETS - 100%		$8,470,843

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for options written.
(c)	Please refer to the Schedule of Options Purchased for details of options purchased.
(d)	Rate shown represents the 7-day effective yield at February 29, 2020, is subject to change and resets daily.
(e)	Please refer to the Schedule of Options Written for details of options written.

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

3

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
February 29, 2020 (Unaudited)

OPTIONS PURCHASED - 3.49%
		Notional	Exercise
PUT OPTIONS PURCHASED - 3.49%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	174	$39,150,000	$2,250.00	3/31/2020	$295,800
TOTAL PUT OPTIONS PURCHASED (Cost $43,284)					295,800

TOTAL OPTIONS PURCHASED (Cost $43,284)					$295,800

[1]	Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

4

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
February 29, 2020 (Unaudited)

OPTIONS WRITTEN - (32.46)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (1.74)%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	41	$14,760,000	$3,600.00	12/17/2021	$147,928
TOTAL CALL OPTIONS WRITTEN (Proceeds $611,343)					147,928

PUT OPTIONS WRITTEN - (30.72)%
CBOE S&P 500 Index	100	$27,500,000	$2,750.00	12/17/2021	2,602,000
TOTAL PUT OPTIONS WRITTEN (Proceeds $2,601,481)					2,602,000

TOTAL OPTIONS WRITTEN (Proceeds $3,212,824)					$2,749,928

[1]	Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

5

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

COMMON STOCK - 4.42%	Shares	Fair Value

Banks - 3.50%
Mitsubishi UFJ Financial Group Inc. - ADR (a)	10,000	$48,700
UBS Group AG (a)	23,000	253,000
		301,700
Telecommunications - 0.92%
China Mobile Ltd. -ADR (a)	2,000	79,640

TOTAL COMMON STOCKS (Cost $429,812)		381,340

EXCHANGE-TRADED FUNDS- 121.36%

Equity Funds - 121.36%
iShares MSCI EAFE ETF (a)	154,500	9,616,080
WisdomTree Emerging Markets SmallCap Dividend Fund (a)	10,350	431,388
WisdomTree International SmallCap Dividend Fund (a)	6,816	416,457
		10,463,925

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,260,600)		10,463,925

OPTIONS PURCHASED (Cost $45,772) - 3.63% (b)		312,800

SHORT-TERM INVESTMENT - 1.51%
Federated Government Obligations Fund - Institutional Class, 1.46% (c)	130,607	130,607
TOTAL SHORT-TERM INVESTMENT (Cost $130,607)		130,607

TOTAL INVESTMENTS (Cost $10,866,791) – 130.92%		$11,288,672

OPTIONS WRITTEN (Proceeds $3,420,705) - (33.53%) (d)		(2,890,852)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.61%		224,759

NET ASSETS - 100%		$8,622,579

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Options Purchased for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at February 29, 2020, is subject to change and resets daily.
(d)	Please refer to the Schedule of Options Written for details of options written.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

6

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
February 29, 2020 (Unaudited)

OPTIONS PURCHASED - 3.63%
		Notional	Exercise
PUT OPTIONS PURCHASED - 3.63%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	184	$41,400,000	$2,250.00	3/31/2020	$312,800
TOTAL PUT OPTIONS PURCHASED (Cost $45,772)					312,800

TOTAL OPTIONS PURCHASED (Cost $45,772)					$312,800

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

7

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
February 29, 2020 (Unaudited)

OPTIONS WRITTEN - (33.53)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (1.84)%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	44	$15,840,000	$3,600.00	12/17/2021	$158,752
TOTAL CALL OPTIONS WRITTEN (Proceeds $656,075)					158,752

PUT OPTIONS WRITTEN - (31.69)%
CBOE S&P 500 Index	105	$28,875,000	$2,750.00	12/17/2021	2,732,100
TOTAL PUT OPTIONS WRITTEN (Proceeds $2,764,630)					2,732,100

TOTAL OPTIONS WRITTEN (Proceeds $3,420,705)					$2,890,852

[1]	Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

8

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 126.24%	Shares	Fair Value

Debt Funds - 126.24%
iShares iBoxx High Yield Corporate Bond ETF (a)	120,400	$10,359,216
SPDR Bloomberg Barclays High Yield Bond ETF (a)	66,000	7,060,020
		17,419,236

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,526,166)		17,419,236

CLOSED-END FUND- 2.03%

Closed-End Fund - 2.03%
Alpine Total Dynamic Dividend Fund (a)	36,000	279,360

TOTAL CLOSED-END FUND (Cost $303,536)		279,360

OPTIONS PURCHASED (Cost $80,598) - 3.99% (b)		550,800

SHORT-TERM INVESTMENT - 0.98%
Federated Government Obligations Fund - Institutional Class, 1.46% (c)	135,478	135,478
TOTAL SHORT-TERM INVESTMENT (Cost $135,478)		135,478

TOTAL INVESTMENTS (Cost $18,045,778) – 133.24%		$18,384,874

OPTIONS WRITTEN (Proceeds $5,359,692) - (34.86%) (d)		(4,809,668)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.62%		223,194

NET ASSETS - 100%		$13,798,400

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Options Purchased for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at February 29, 2020, is subject to change and resets daily.
(d)	Please refer to the Schedule of Options Written for details of options written.

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

9

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
February 29, 2020 (Unaudited)

OPTIONS PURCHASED - 3.99%
		Notional	Exercise
PUT OPTIONS PURCHASED - 3.99%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	324	$72,900,000	$2,250.00	3/31/2020	$550,800
TOTAL PUT OPTIONS PURCHASED (Cost $80,598)					550,800

TOTAL OPTIONS PURCHASED (Cost $80,598)					$550,800

[1]	Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

10

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
February 29, 2020 (Unaudited)

OPTIONS WRITTEN - (34.86)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (1.86)%	Contracts [1]	Amount	Price	Expiration	Fair Value
CBOE S&P 500 Index	71	$25,560,000	$3,600.00	12/17/2021	$256,168

TOTAL CALL OPTIONS WRITTEN (Proceeds $733,951)					256,168

PUT OPTIONS WRITTEN - (33.00)%
CBOE S&P 500 Index	175	$48,125,000	$2,750.00	12/17/2021	4,553,500

TOTAL PUT OPTIONS WRITTEN (Proceeds $4,625,741)					4,553,500

TOTAL OPTIONS WRITTEN (Proceeds $5,359,692)					$4,809,668

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

11

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

COMMON STOCKS - 115.86%	Shares	Fair Value

Aerospace & Defense - 4.26%
Lockheed Martin Corp. (b)	4,200	$1,553,454

Agriculture - 6.18%
Altria Group, Inc. (b)	53,000	2,139,610
Archer-Daniels-Midland Co. (b)	3,000	112,950
		2,252,560
Banks - 22.93%
Bank of America Corp. (b)	69,000	1,966,500
Citigroup, Inc. (b)	21,000	1,332,660
Goldman Sachs Group, Inc. (b)	2,600	522,002
JPMorgan Chase & Co. (b)	17,200	1,997,092
Lloyds Banking Group PLC - ADR (b)	58,000	147,900
Mitsubishi UFJ Financial Group Inc. - ADR (b)	20,000	97,400
PNC Financial Services Group, Inc. (b)	2,300	290,720
Truist Financial Corp. (b)	4,900	226,086
Wells Fargo & Co. (b)	43,600	1,781,060
		8,361,420
Beverages - 4.83%
Diageo PLC - ADR (b)	5,800	823,078
PepsiCo, Inc. (b)	7,100	937,413
		1,760,491
Biotechnology - 0.63%
Biogen, Inc. (a) (b)	300	92,517
Corteva, Inc. (b)	2,500	68,000
Gilead Sciences, Inc. (b)	1,000	69,360
		229,877
Building Materials - 0.20%
Johnson Controls International PLC (b)	2,000	73,140

Computers - 10.20%
Apple, Inc. (b)	10,500	2,870,280
International Business Machines Corp. (b)	6,000	780,900
Leidos Holdings, Inc. (b)	665	68,262
		3,719,442
Diversified Financial Services - 3.94%
BlackRock, Inc. (b)	3,100	1,435,331

Food - 3.31%
Sysco Corp. (b)	18,100	1,206,365

Healthcare - Products - 2.89%
Alphatec Holdings, Inc. (a) (b)	50,000	292,500
Baxter International, Inc. (b)	9,100	759,577
		1,052,077
Healthcare - Services - 5.56%
Catasys, Inc. (a) (b)	134,000	2,026,080

12

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

COMMON STOCKS - 115.86% (Continued)	Shares	Fair Value

Housewares - 1.45%
Scotts Miracle-Gro Co. (b)	5,000	$529,950

Insurance - 3.91%
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	1,423,746

Internet - 0.57%
Alibaba Group Holding Ltd. - ADR (a) (b)	1,000	208,000

Media - 1.11%
Comcast Corp. - Class A (b)	10,000	404,300

Oil & Gas - 15.34%
BP PLC - ADR (b)	40,000	1,251,600
Chevron Corp. (b)	8,900	830,726
China Petroleum & Chemical Corp. - ADR (b)	5,500	283,470
ConocoPhillips (b)	18,000	871,560
Exxon Mobil Corp. (b)	28,000	1,440,320
Occidental Petroleum Corp. (b)	28,000	916,720
		5,594,396
Pharmaceuticals - 0.80%
AstraZeneca PLC - ADR (b)	2,800	122,640
Pfizer, Inc. (b)	5,000	167,100
		289,740
Retail - 10.41%
McDonald's Corp. (b)	10,800	2,097,036
Target Corp. (b)	5,000	515,000
Walmart, Inc. (b)	11,000	1,184,480
		3,796,516
Semiconductors - 5.42%
Intel Corp. (b)	32,000	1,776,640
Skyworks Solutions, Inc. (b)	2,000	200,360
		1,977,000
Software - 7.95%
Microsoft Corp. (b)	17,900	2,899,979

Trucking & Leasing - 1.24%
Fortress Transportation & Infrastructure Investors LLC (b)	25,000	452,000

Telecommunications - 2.73%
China Mobile Ltd. - ADR (b)	25,000	995,500

TOTAL COMMON STOCKS (Cost $32,544,073)		42,241,364

13

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

	Shares	Fair Value
CLOSED-END FUNDS - 3.85%
Aberdeen Total Dynamic Dividend Fund (b)	35,500	$275,480
Boulder Growth & Income Fund, Inc. (b)	97,000	992,310
Special Opportunities Fund, Inc. (b)	10,000	135,000

TOTAL CLOSED-END FUNDS (Cost $1,192,335)		1,402,790

EXCHANGE-TRADED FUNDS - 3.48%

Equity Funds - 3.48%
iShares MSCI EAFE ETF (b)	10,200	634,848
iShares U.S. Financial Services ETF (b)	4,800	635,568
		1,270,416

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,041,345)		1,270,416

OPTIONS PURCHASED (Cost $192,361) - 3.95% (c)		1,438,200

SHORT-TERM INVESTMENT - 1.34%
Federated Government Obligations Fund - Institutional Shares, 1.46% (d)	487,320	487,320
TOTAL SHORT-TERM INVESTMENT (Cost $487,320)		487,320

TOTAL INVESTMENTS (Cost $35,457,434) – 128.48%		$46,840,090

OPTIONS WRITTEN (Proceeds $13,444,393) - (32.06)% (e)		(11,686,292)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.58%		1,304,418

NET ASSETS - 100%		$36,458,216

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for options written.
(c)	Please refer to the Schedule of Options Purchased for details of options purchased.
(d)	Rate shown represents the 7-day effective yield at February 29, 2020, is subject to change and resets daily.
(e)	Please refer to the Schedule of Options Written for details of options written.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

14

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
February 29, 2020 (Unaudited)

OPTIONS PURCHASED - 3.94%
		Notional	Exercise
PUT OPTIONS PURCHASED - 3.94%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	846	$190,350,000	$2,250.00	3/31/2020	$1,438,200
TOTAL PUT OPTIONS PURCHASED (Cost $192,361)					1,438,200

TOTAL OPTIONS PURCHASED (Cost $192,361)					$1,438,200

[1]	Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

15

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
February 29, 2020 (Unaudited)

OPTIONS WRITTEN - (32.06)%

CALL OPTIONS WRITTEN - (1.72)%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	174	$62,640,000	$3,600.00	12/17/2021	$627,792
TOTAL CALL OPTIONS WRITTEN (Proceeds $2,586,150)					627,792

PUT OPTIONS WRITTEN - (30.34%)		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	425	$116,875,000	$2,750.00	12/17/2021	11,058,500
TOTAL PUT OPTIONS WRITTEN (Proceeds $10,858,243)					11,058,500

TOTAL OPTIONS WRITTEN (Proceeds $13,444,393)					$11,686,292

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

16

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Family of Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of all investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end funds (“CEFs”) and exchange-traded funds (“ETFs”) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and they are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

17

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, these securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of February 29, 2020.

WP Smaller Companies Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$1,841,220	$—	$—	$1,841,220
Exchange-Traded Funds (2)	8,633,470	—	—	8,633,470
Put Options Purchased	295,800	—	—	295,800
Short-Term Investment	223,701	—	—	223,701
Total Assets	$10,994,191	$—	$—	$10,994,191

WP Smaller Companies Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$147,928	$—	$—	$147,928
Put Options Written	2,602,000	—	—	2,602,000
Total Liabilities	$2,749,928	$—	$—	$2,749,928

WP International Companies Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$381,340	$—	$—	$381,340
Exchange-Traded Funds (2)	10,463,925			10,463,925
Put Options Purchased	312,800	—	—	312,800
Short-Term Investment	130,607	—	—	130,607
Total Assets	$11,288,672	$—	$—	$11,288,672

18

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

WP International Companies Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$158,752	$—	$—	$158,752
Put Options Written	2,732,100	—	—	2,732,100
Total Liabilities	$2,890,852	$—	$—	$2,890,852

WP Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Closed-End Funds (2)	$279,360	$—	$—	$279,360
Exchange-Traded Funds (2)	17,419,236	—	—	17,419,236
Put Options Purchased	550,800	—	—	550,800
Short-Term Investment	135,478	—	—	135,478
Total Assets	$18,384,874	$—	$—	$18,384,874

WP Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$256,168	$—	$—	$256,168
Put Options Written	4,553,500	—	—	4,553,500
Total Liabilities	$4,809,678	$—	$—	$4,809,678

WP Large Cap Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$42,241,364	$—	$—	$42,241,364
Closed-End Funds (2)	1,402,790	—	—	1,402,790
Exchange-Traded Funds (2)	1,270,416			1,270,416
Put Options Purchased	1,438,200	—	—	1,438,200
Short-Term Investment	487,320	—	—	487,320
Total Assets	$46,840,090	$—	$—	$46,840,090

19

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

WP Large Cap Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$627,792	$—	$—	$627,792
Put Options Written	11,058,500	—	—	11,058,500
Total Liabilities	$11,686,292	$—	$—	$11,686,292

(1)       As of and during the three month period ended February 29, 2020, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stocks, CEFs and ETFs held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry and CEFs and ETFs by investment type, please refer to the Schedules of Investments.

Options – The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and

ETFs. The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Exchange-Traded and Closed-End Funds – The Funds may invest in ETFs and CEFs. ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

20

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of February 29, 2020, the iShares Russell 2000 ETF represented 101.92% of the Smaller Companies Fund's net assets, the iShares MSCI EAFE ETF represented 111.52% of the International Companies Fund's net assets and the iShares iBoxx High Yield Corporate Bond ETF and the SPDR Bloomberg Barclays High Yield Bond ETF represented 75.08% and 51.16% of the Income Fund's net assets, respectively. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission's website at www.sec.gov. The Large Cap Fund did not invest greater than 25% of its net assets in any one security.

Derivative Transactions

As of February 29, 2020, portfolio securities were held in escrow by the custodian as cover for options written by the Funds with values as follows:

Value
WP Smaller Companies Income Plus Fund	$10,474,690
WP International Companies Income Plus Fund	10,845,266
WP Income Plus Fund	17,698,596
WP Large Cap Income Plus Fund	44,914,570

The average monthly notional value of options contracts purchased and written by each Fund during the three month period ended February 29, 2020 were as follows:

WP Smaller Companies Income Plus Fund	Average Notional Value
Put Options Purchased	$45,581,250
Call Options Written	14,042,500
Put Options Written	25,912,500

WP International Companies Income Plus Fund	Average Notional Value
Put Options Purchased	$47,990,625
Call Options Written	15,070,000
Put Options Written	27,281,250

WP Income Plus Fund	Average Notional Value
Put Options Purchased	$83,843,750
Call Options Written	24,317,500
Put Options Written	46,443,750

WP Large Cap Income Plus Fund	Average Notional Value
Put Options Purchased	$203,119,375
Call Options Written	59,595,000
Put Options Written	114,746,250

As of February 29, 2020, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

WP Smaller Companies Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$295,800	$295,800
Total Assets		$295,800	$295,800

21

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$147,928	$147,928
Put options written	Options written, at value	2,602,000	2,602,000
Total Liabilities		$2,749,928	$2,749,928

WP International Companies Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$312,800	$312,800
Total Assets		$312,800	$312,800

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$158,752	$158,752
Put options written	Options written, at value	2,732,100	2,732,100
Total Liabilities		$2,890,852	$2,890,852

WP Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$550,800	$550,800
Total Assets		$550,800	$550,800

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$256,168	$256,168
Put options written	Options written, at value	4,553,500	4,553,500
Total Liabilities		$4,809,668	$4,809,668

WP Large Cap Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$1,438,200	$1,438,200
Total Assets		$1,438,200	$1,438,200

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$627,792	$627,792
Put options written	Options written, at value	11,058,500	11,058,500
Total Liabilities		$11,686,292	$11,686,292

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the three month period ended February 29, 2020, are recorded in the following locations in the Statements of Operations:

WP Smaller Companies Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$276,996	$276,996
Call options written	Options written	918,360	918,360
Put option written	Options written	(58,272)	(58,272)
		$1,137,084	$1,137,084

22

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(74,996)	$(74,996)
Call options written	Options written	(782,030)	(782,030)
Put option written	Options written	(1,154,723)	(1,154,723)
		$(2,011,749)	$(2,011,749)

WP International Companies Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$292,645	$292,645
Call options written	Options written	985,557	985,557
Put option written	Options written	(28,082)	(28,082)
		$1,250,120	$1,250,120

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(78,766)	$(78,766)
Call options written	Options written	(839,251)	(839,251)
Put option written	Options written	(1,248,229)	(1,248,229)
		$(2,166,246)	$(2,166,246)

WP Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$519,144	$519,144
Call options written	Options written	1,265,616	1,265,616
Put option written	Options written	(28,399)	(28,399)
		$1,756,361	$1,756,361

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(139,805)	$(139,805)
Call options written	Options written	(982,511)	(982,511)
Put option written	Options written	(2,113,486)	(2,113,486)
		$(3,235,802)	$(3,235,802)

WP Large Cap Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$1,341,937	$1,341,937
Call options written	Options written	3,924,773	3,924,773
Put option written	Options written	(461,129)	(461,129)
		$4,805,581	$4,805,581

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(315,081)	$(315,081)
Call options written	Options written	(3,341,332)	(3,341,332)
Put option written	Options written	(4,623,415)	(4,623,415)
		$(8,279,828)	$(8,279,828)

23

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

The following tables present the Funds’ derivatives available for offset under a master netting arrangement net of collateral pledged as of February 29, 2020.

WP Smaller Companies Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$ 2,749,928(1)	$—	$ 2,749,928 (1)	$2,613,080(2)	$136,848	$—
Total	$ 2,749,928 (1)	$—	$ 2,749,928 (1)	$2,613,080(2)	$136,848	$—

WP International Companies Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$ 2,890,852 (1)	$—	$ 2,890,852 (1)	$ 2,759,566 (2)	$131,286	$—
Total	$ 2,890,852 (1)	$—	$ 2,890,852 (1)	$ 2,759,566 (2)	$131,286	$—

WP Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$ 4,809,668 (1)	$—	$ 4,809,668 (1)	$ 4,743,547 (2)	$66,121	$—
Total	$ 4,809,668 (1)	$—	$ 4,809,668 (1)	$ 4,743,547 (2)	$66,121	$—

24

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

WP Large Cap Income Plus Fund:

Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$ 11,686,292 (1)	$—	$11,686,292 (1)	$ 11,083,337 (2)	$602,955	$—
Total	$ 11,686,292 (1)	$—	$11,686,292 (1)	$ 11,083,337 (2)	$602,955	$—

(1) Written options at value as presented in the Funds’ Schedules of Written Options.

(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 29, 2020 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
WP Smaller Companies Income Plus Fund	$9,427,970	$1,889,417	$(323,196)	$1,566,221
WP International Companies Income Plus Fund	11,138,881	446,189	(296,398)	149,791
WP Income Plus Fund	18,524,346	205,069	(344,541)	(139,472)
WP Large Cap Income Plus Fund	38,461,706	12,094,279	(3,715,895)	8,378,384

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

SUBSEQUENT EVENTS

Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Funds’ investments and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

25

Item 2.   Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.
26

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WP Trust

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	April 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	April 28, 2020

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	April 28, 2020

27